Inventory (Details) (USD $)	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 9,479,058		$ 9,159,004
Work-in-process	18,584		462,832
Finished goods	3,507,478		732,871
Inventory	$ 13,005,120	[1]	$ 10,354,707	$ 10,539,116

[1]	(Unaudited)